Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (65,012)	$ (14,810)	$ (33,539)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	6,876	4,338	3,571
Amortization of discount of marketable securities	7,903	1,091	(988)
Amortization of discount and issuance costs of convertible notes	20,029	4,036	0
Share -based compensation	55,407	15,815	8,899
Net loss (gain) from exchange rate fluctuations	242	(1,076)	65
Loss from disposal of property and equipment	(13)	0	0
Changes in assets and liabilities:
User funds	(29,729)	(42,039)	(16,209)
Operating lease ROU assets and liabilities, net	253	1,068	0
Other receivables	(6,240)	(1,777)	(1,583)
Trade payables	4,667	(127)	240
Deferred revenue	4,123	2,680	3,248
User accounts	26,589	39,014	13,277
Payment of contingent consideration	(507)	(1,960)	0
Account payables, accrued expenses and other	13,449	10,882	9,075
Net cash provided by (used in) operating activities	38,037	17,135	(13,944)
Investing activities:
Investment in marketable securities	(282,450)	(431,176)	(214,306)
Proceeds from maturities of marketable securities	193,757	183,190	104,990
Acquisition of business, net of cash acquired	(97,084)	0	(9,967)
Acquisition of intangible asset	0	(1,230)	0
Purchase of property and equipment	(1,684)	(2,094)	(1,016)
Capitalization of internal-use software	(894)	(711)	(739)
Other receivables and non-current assets	0	107	(40)
Bank and restricted deposits	(41,115)	(74,443)	(15,000)
Net cash used in investing activities	(229,470)	(326,357)	(136,078)
Financing activities:
Proceeds from initial public offering, net	0	0	113,350
Proceeds from follow-on offering, net	0	129,853	0
Proceeds from issuance of convertible notes, net	(34)	447,264	0
Purchase of capped call	0	(43,240)	0
Proceeds from exercise of share options	8,294	9,189	773
Proceeds from issuance of protected ordinary shares, net	0	0	4,340
Payment of contingent consideration	(1,105)	(2,040)	0
Tax withholding in connection with employees’ exercises of share options and vested RSUs	(8,987)	11,311	0
Repayment of long-term loan	(565)	(524)	(470)
Net cash provided by (used in) financing activities	(2,397)	551,813	117,993
Effect of exchange rate fluctuations on cash and cash equivalents	(130)	1,268	245
Increase (decrease) in cash, cash equivalents and restricted cash	(193,960)	243,859	(31,784)
Cash and cash equivalents at the beginning of the year	268,030	24,171	55,955
Cash, cash equivalents and restricted cash at the end of the year	74,070	268,030	24,171
Supplemental non-cash disclosure:
Purchase of property and equipment	294	156	103
Share-based compensation capitalized in internal-use software	247	40	110
Contingent consideration	12,258	0	4,240
Lease liabilities arising from obtaining right-of-use assets	229	19,031	0
Supplemental cash flow disclosure:
Cash paid for taxes	78	0	36
Cash paid for interest	$ 107	$ 115	$ 131